FINANCIAL RISK MANAGEMENT, Capital Management Risk (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT [Abstract]
Total debt (Note 13)	[2]	$ 580,109,631	[1]	$ 1,027,078,808
Total equity		2,233,512,179		1,863,348,684	$ 1,812,134,965	$ 1,592,977,420
Total capital		$ 2,813,621,810		$ 2,890,427,492
Gearing Ratio		21.00%		36.00%

[1]	As of December 31, 2023, it is net of Notes repurchase of Ps 52,244,896.
[2]	Net of issuance expenses and issue price of Ps. 10,135,743 and Ps. 114,727 as of December 31, 2024 and 2023, respectively.